UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 96.5%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	4,119,110	4,368,169
3.0%, with various maturities from 6/1/2042 until 12/15/2042 (a)	154,523,222	164,308,925
3.1%, with various maturities from 10/15/2041 until 2/15/2042	4,919,012	5,256,809
3.25%, 9/15/2042	2,659,729	2,860,144
3.5%, with various maturities from 10/1/2041 until 12/20/2042 (a)	442,711,696	482,312,956
3.75%, 7/15/2041	121,737	133,514
4.0%, with various maturities from 8/20/2030 until 12/20/2042 (a)	348,866,910	382,110,650
4.2%, with various maturities from 6/15/2040 until 7/15/2040	396,094	435,192
4.25%, with various maturities from 9/15/2040 until 10/15/2041	4,425,158	4,907,000
4.49%, with various maturities from 6/15/2041 until 7/15/2041	2,315,602	2,567,258
4.5%, with various maturities from 6/20/2033 until 5/15/2042 (a)	403,174,683	444,951,797
4.55%, 1/15/2041	5,057,455	5,660,932
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,426,126	1,577,509
5.0%, with various maturities from 3/20/2029 until 2/20/2042	406,716,030	447,238,219
5.5%, with various maturities from 12/15/2025 until 6/15/2042	322,036,424	356,469,201
6.0%, with various maturities from 8/20/2023 until 5/15/2040	181,385,800	203,119,765
6.5%, with various maturities from 11/20/2032 until 3/20/2041	52,423,519	58,605,341
7.0%, with various maturities from 1/15/2036 until 6/20/2039	10,520,332	12,047,806
7.5%, with various maturities from 6/20/2022 until 8/20/2032	253,681	297,158

Total Government National Mortgage Association (Cost $2,526,773,210)		2,579,228,345
Collateralized Mortgage Obligations 13.6%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	1,471,994	1,338,125
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	1,841,594	1,454,092
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	15,769,437	12,230,733
"UF", Series 3807, 1.414% *, 2/15/2041	1,708,673	1,708,967
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	12,024,086	731,598
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	2,131,473	182,845
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	17,101,594	1,345,052
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	3,295,075	199,203
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	4,285,309	384,906
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	3,271,777	220,508
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	2,148,668	190,496
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	3,012,976	226,937
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	4,365,133	389,735
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	4,787,034	737,353
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	13,967,243	1,294,303
"PT", Series 3586, 3.45% *, 2/15/2038	7,886,082	8,142,041
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	6,607,549	226,501
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	8,079,448	388,784
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	4,564,034	288,138
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	19,168,193	2,882,377
"ZW", Series 3763, 4.5%, 11/15/2040	10,980,926	12,319,413
"57", Series 256, Interest Only, 5.0%, 3/15/2023	2,645,487	220,486
"ZK", Series 3382, 5.0%, 7/15/2037	15,464,472	17,595,288
"CZ", Series 3658, 5.0%, 4/15/2040	1,897,385	2,299,555
"PE", Series 2489, 6.0%, 8/15/2032	5,233,052	5,874,311
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	961,529	146,009
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	3,844,589	538,054
"SG", Series 3033, Interest Only, 6.441% **, 9/15/2035	2,501,719	407,889
"A", Series 172, Interest Only, 6.5%, 1/1/2024	284,670	42,161
"SB", Series 2742, Interest Only, 6.791% **, 1/15/2019	4,502,942	538,133
"SB", Series 2788, Interest Only, 6.891% **, 10/15/2022	359,959	4,050
"SN", Series 3175, Interest Only, 6.941% **, 6/15/2036	8,982,638	1,761,191
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	3,238,555	355,746
"IG", Sreies 2011-96, Interest Only, 3.0%, 10/25/2026	5,805,177	793,533
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	7,629,154	681,061
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	11,218,150	724,063
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	14,148,582	798,958
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	3,865,902	336,983
"25", Series 351, Interest Only, 4.5%, 5/1/2019	2,573,375	244,834
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	3,914,966	188,943
"21", Series 334, Interest Only, 5.0%, 3/1/2018	2,735,433	214,825
"20", Series 334, Interest Only, 5.0%, 3/1/2018	2,188,445	197,752
''23", Series 339, Interest Only, 5.0%, 7/1/2018	2,008,021	164,713
"27", Series 351, Interest Only, 5.0%, 4/1/2019	649,070	56,107
"26", Series 381, Interest Only, 5.0%, 12/25/2020	450,494	37,802
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	1,542,752	170,840
"PZ", Series 2007-47, 5.0%, 5/25/2037	13,267,664	14,620,350
"ZA", Series 2008-24, 5.0%, 4/25/2038	19,011,742	22,039,731
"ZX", Series 2010-13, 5.0%, 3/25/2040	17,277,802	20,195,689
"KT", Series 2007-32, 5.5%, 4/25/2037	1,986,035	2,218,464
"HS", Series 2009-87, Interest Only, 5.94% **, 11/25/2039	16,400,555	2,480,410
"ZB", Series 2005-37, 6.0%, 5/25/2035	3,534,133	3,902,549
"Z", Series 2006-116, 6.0%, 12/25/2036	2,878,409	3,412,311
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	8,436,688	845,796
"PI", Series 2007-75, Interest Only, 6.33% **, 8/25/2037	22,069,959	4,530,819
"SB", Series 2010-107, Interest Only, 6.38% **, 9/25/2040	45,454,591	8,316,349
"PI", Series 2006-20, Interest Only, 6.47% **, 11/25/2030	19,332,055	4,011,747
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	896,878
"SJ", Series 2007-36, Interest Only, 6.56% **, 4/25/2037	5,066,440	758,826
"SA", Series 2005-42, Interest Only, 6.59% **, 5/25/2035	5,410,547	641,155
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,629,815	1,368,346
"SY", Series 2008-83, Interest Only, 0.077% **, 8/20/2034	2,389,356	7
"HS", Series 2009-121, Interest Only, 1.0%, 2/20/2037	9,122,972	319,132
"IG", Series 2010-147, Interest Only, 2.0%, 11/16/2013	23,904,855	501,933
"HX", Series 2012-91, 3.0%, 9/20/2040	12,980,304	13,767,568
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	15,061,225	1,774,849
"BE", Series 2010-164, 3.5%, 1/20/2039	10,483,317	11,361,913
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	3,909,274	288,954
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	6,963,503	334,392
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	595,908	23,647
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	2,779,012	153,635
"ZC", Series 2003-86, 4.5%, 10/20/2033	2,264,137	2,460,902
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	4,697,965	672,586
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,642,778
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	4,059,820	417,341
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	5,358,669	614,922
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	439,971
"GP", Series 2010-67, 4.5%, 3/20/2039	10,514,000	12,009,200
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	3,239,579	413,850
"IP", Series 2011-132, Interest Only, 4.5%, 12/20/2039	20,822,500	2,611,668
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,419,919	3,922,075
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	8,833,539	1,675,169
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	6,481,804
"LV", Series 2012-77, 5.0%, 7/20/2026	8,000,000	8,872,450
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	3,814,254	324,910
"Z", Series 2004-61, 5.0%, 8/16/2034	3,334,285	3,862,726
"ZB", Series 2005-15, 5.0%, 2/16/2035	14,782,411	16,929,771
"Z", Series 2005-25, 5.0%, 3/16/2035	5,888,429	6,645,522
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	8,847,080	258,020
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,343,477	5,204,515
"Z", Series 2008-5, 5.0%, 1/20/2038	6,390,168	7,200,661
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,485,244	292,917
"ZN", Series 2009-64, 5.0%, 7/20/2039	23,619,028	27,512,094
"PJ", Series 2009-73, 5.0%, 8/16/2039	7,847,687	8,635,251
"Z", Series 2009-112, 5.0%, 11/20/2039	10,496,805	12,208,273
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,246,455	1,536,459
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	103,056	998
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,039,798	224,375
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	5,337,958	502,050
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,802,438	178,521
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	873,793	55,491
"PC", Series 2003-19, 5.5%, 3/16/2033	6,725,484	7,582,963
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	3,398,654	369,384
"Z", Series 2006-12, 5.5%, 3/20/2036	94,141	120,614
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,008,147	2,490,626
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	1,764,016	241,563
"DZ", Series 2009-106, 5.5%, 11/20/2039	92,379	117,837
"SJ", Series 2011-66, Interest Only, 5.841% **, 5/16/2041	20,297,017	3,270,570
"PS", Series 2004-91, Interest Only, 5.891% **, 11/16/2034	1,536,752	225,190
"BS", Series 2011-93, Interest Only, 5.891% **, 7/16/2041	26,591,396	3,879,469
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	5,794,299	629,630
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	618,967	154,299
"AV", Series 2010-14, Interest Only, 6.091% **, 2/16/2040	7,973,926	1,612,052
"ST", Series 2009-31, Interest Only, 6.139% **, 3/20/2039	1,233,719	158,628
"SM", Series 2009-100, Interest Only, 6.241% **, 5/16/2039	3,653,056	518,831
"SA", Series 2006-49, Interest Only, 6.249% **, 2/20/2036	6,837,241	736,869
"SI", Series 2008-27, Interest Only, 6.259% **, 3/20/2038	4,955,488	633,771
"GI", Series 2006-28, Interest Only, 6.289% **, 3/20/2035	2,672,773	133,909
"QA", Series 2007-57, Interest Only, 6.289% **, 10/20/2037	4,573,658	611,892
"SL", Series 2009-100, Interest Only, 6.291% **, 5/16/2039	4,222,093	668,131
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	1,807,538	323,320
"SA", Series 2006-69, Interest Only, 6.589% **, 12/20/2036	6,881,750	861,774
"SA", Series 1999-44, Interest Only, 8.341% **, 12/16/2029	953,256	192,670

Total Collateralized Mortgage Obligations (Cost $335,496,584)		363,382,106
U.S. Government Agency Sponsored Pass-Throughs 0.9%
Federal National Mortgage Association, 3.0%, 11/15/2027 (Cost $23,226,750)	23,250,000	23,373,771
Government & Agency Obligations 4.4%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.13% ***, 3/7/2013 (b)	6,097,000	6,096,646
U.S. Treasury Notes:
0.375%, 4/15/2015	85,000,000	85,152,745
0.75%, 6/15/2014 (c) (d)	25,000,000	25,194,325

Total Government & Agency Obligations (Cost $116,591,953)		116,443,716

	Contract Amount	Value ($)
Call Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	44,600,000	1,387,158
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	42,100,000	1,237,201
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	42,100,000	1,154,235
Fixed Rate - 4.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	48,400,000	1,332,946
Fixed Rate - 4.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	47,000,000	1,189,349

Total Call Options Purchased (Cost $10,441,033)		6,300,889

	Contracts	Value ($)
Put Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 2/22/2013, Strike Price $132.0	450	260,156

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.1%
Fixed Rate - 2.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	48,400,000	1,221,355
Fixed Rate - 2.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	47,000,000	1,366,060

		2,587,415

Total Put Options Purchased (Cost $3,517,896)		2,847,571

	Shares	Value ($)
Cash Equivalents 1.7%
Central Cash Management Fund, 0.15% (e) (Cost $44,707,606)	44,707,606	44,707,606

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,060,755,032) †	117.4	3,136,284,004
Other Assets and Liabilities, Net	(17.4)	(464,344,557)

Net Assets	100.0	2,671,939,447

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

**	These securities are shown at their current rate as of December 31, 2012.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $3,060,959,824.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $75,324,180.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $92,103,987 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,779,807.

(a)	When-issued or delayed delivery security included.
(b)	At December 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At December 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	At December 31, 2012, this security has been pledged, in whole or in part, as collateral for open written options.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long U.S. Treasury Bond	USD	3/19/2013	130	21,137,188	(286,794)

At December 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	3/19/2013	150	19,917,188	(42,517)
5 Year U.S. Treasury Note	USD	3/28/2013	680	84,601,563	248,327
Total net unrealized appreciation					205,810

Currency Abbreviation

USD	United States Dollar

At December 31, 2012, open written option contracts were as follows:

Options on Mortgage-Backed Securities - TBAs
	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Put Options
30-Year GNSF	3.0	30,000,000	3/12/2013	105.6	250,781	(204,131)
30-Year GNSF	3.0	30,000,000	3/12/2013	105.1	196,875	(153,325)
30-Year GNSF	3.0	30,000,000	2/12/2013	105.8	205,078	(148,083)
30-Year GNSF	3.0	30,000,000	2/12/2013	105.3	145,313	(99,755)
30-Year GNSF	3.0	30,000,000	1/15/2013	105.1	234,375	(14,498)
30-Year GNSF	3.0	30,000,000	1/15/2013	105.6	288,281	(37,646)
30-Year GNSF	3.0	30,000,000	1/15/2013	105.1	233,203	(19,923)
30-Year GNSF	3.5	30,000,000	1/15/2013	107.9	196,875	(16,406)
30-Year GNSF	3.0	30,000,000	1/15/2013	105.1	233,203	(15,688)
30-Year GNSF	3.5	30,000,000	1/15/2013	107.4	145,313	(5,859)
30-Year GNSF	3.0	30,000,000	1/15/2013	105.6	288,281	(39,844)
Total Put Options					2,417,578	(755,158)

(f)	Unrealized appreciation on mortgage-backed securities - TBAs at December 31, 2012 was $1,662,420.

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)

Put Options
10-Year U.S. Treasury Note Future	450	2/22/2013	131.0	174,790	(147,655)

(g)	Unrealized appreciation on written options on exchange-traded futures contracts at December 31, 2012 was $27,135.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Fixed - 1.828% - Floating - LIBOR	11/15/2013 11/15/2043	38,800,000	11/13/2013	657,660	(146,458)
Fixed - 1.871% - Floating - LIBOR	11/14/2013 11/14/2043	38,800,000	11/12/2013	613,040	(171,682)
Fixed - 3.19% - Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2/1/2017	1,742,400	(1,284,921)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	2/1/2017	1,699,757	(1,146,361)
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	44,600,000	5/9/2016	1,516,400	(958,592)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	42,100,000	4/25/2016	1,557,700	(852,895)
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	42,100,000	4/20/2016	1,500,865	(795,884)
Total Call Options				9,287,822	(5,356,793)
Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	42,100,000	4/22/2013	576,770	(604,981)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	44,600,000	5/8/2013	713,600	(72,167)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	42,100,000	4/23/2013	791,480	(54,259)
Fixed - 3.19% - Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2/1/2017	1,742,400	(1,558,484)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	2/1/2017	1,699,758	(1,670,702)
Total Put Options				5,524,008	(3,960,593)

Total				14,811,830	(9,317,386)

(h)	Unrealized appreciation on written options on interest rate swap contracts at December 31, 2012 was $5,494,444.

At December 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	124,200,0001	Fixed - 0.515%	Floating - LIBOR	(174,004)	4,949	(178,953)
12/27/2013 12/27/2020	168,000,0001	Fixed - 1.656%	Floating - LIBOR	(245,717)	—	(245,717)
7/16/2013 7/16/2033	34,600,0001	Fixed - 2.322%	Floating - LIBOR	1,926,061	(13,287)	1,939,348
7/16/2013 7/16/2018	46,400,0001	Floating —- LIBOR	Fixed — 1.148%	288,033	(9,463)	297,496
7/16/2013 7/16/2023	10,500,0001	Floating - LIBOR	Fixed - 1.858%	(111,469)	(4,262)	(107,207)
7/16/2013 7/16/2043	20,500,0001	Floating - LIBOR	Fixed - 2.424%	(1,755,870)	28,765	(1,784,635)
Total net unrealized depreciation					(79,668)

Counterparty:
1	Nomura International PLC
GNSF: Government National Single Family
LIBOR: London Interbank Offered Rate
TBA: To Be Announced

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Government National Mortgage Association	$—	$2,579,228,345	$—	$2,579,228,345
Collateralized Mortgage Obligations	—	363,382,106	—	363,382,106
US Government Agency Sponsored Pass-Throughs	—	23,373,771	—	23,373,771
Government & Agency Obligations	—	116,443,716	—	116,443,716
Short-Term Investments(i)	44,707,606	—	—	44,707,606
Derivatives(j)
Futures Contracts	248,327	—	—	248,327
Purchased Options	260,156	8,888,304	—	9,148,460
Interest Rate Swap Contracts		2,236,844	—	2,236,844
Total	$45,216,089	$3,093,553,086	$—	$3,138,769,175

Liabilities
Derivatives(j)
Futures Contracts	$(329,311)	$—	$—	$(329,311)
Written Options	(147,655)	(10,072,544)	—	(10,220,199)
Interest Rate Swap Contracts	—	(2,316,512)		(2,316,512)
Total	$(476,966)	$(12,389,056)	$—	$(12,866,022)

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(i) See Investment Portfolio for additional detailed categorizations.
(j) Derivatives include unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts and purchased and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(80,984)	$(79,668)	$2,373,530

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013